Summary of Significant Accounting Policies: Stock-based Compensation Policy (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Stock-based Compensation Policy

i.  Stock-Based Compensation

The Company accounts for share-based payments under the fair value method of accounting for stock-based compensation consistent with US GAAP.  Under the fair value method, stock-based compensation cost is measured at the grant date based on the fair value of the award using the Black-Sholes option pricing model and is recognized to expense on a straight-line basis over the requisite service period, which is generally the vesting period.  Where upon grant the options vest immediately the stock-based costs are expensed immediately.